Related Party Transactions (Notes)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Related Party Transactions	Related-Party Transactions
Details of the Corporation’s principal operating subsidiaries at Dec. 31, 2019, are as follows:

Subsidiary	Country	Ownership (per cent)	Principal activity
TransAlta Generation Partnership	Canada	100	Generation and sale of electricity
TransAlta Cogeneration, L.P.	Canada	50.01	Generation and sale of electricity
TransAlta Centralia Generation, LLC	US	100	Generation and sale of electricity
TransAlta Energy Marketing Corp.	Canada	100	Energy marketing
TransAlta Energy Marketing (U.S.), Inc.	US	100	Energy marketing
TransAlta Energy (Australia), Pty Ltd.	Australia	100	Generation and sale of electricity
TransAlta Renewables	Canada	60.4	Generation and sale of electricity
Transactions between the Corporation and its subsidiaries have been eliminated on consolidation and are not disclosed.
Transactions with Key Management Personnel
TransAlta’s key management personnel include the President and CEO and members of the senior management team that report directly to the President and CEO, and the members of the Board. Key management personnel compensation is as follows:

Year ended Dec. 31	2019	2018	2017
Total compensation	30	17	24
Comprised of:
Short-term employee benefits	13	11	14
Post-employment benefits	2	2	2
Termination benefits	2	—	—
Share-based payments	13	4	8